Shareholders' Deficit	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Equity [Abstract]
SHAREHOLDERS' DEFICIT

NOTE 17—SHAREHOLDERS' DEFICIT

Allocation Shares

As of June 30, 2020 and December 31, 2019, the Company had authorized and outstanding 1,000 allocation shares. These allocation shares do not entitle the holder thereof to vote on any matter relating to the Company other than in connection with amendments to the Company's operating agreement and in connection with certain other corporate transactions as specified in the operating agreement.

The Manager owns 100% of the allocation shares of the Company, which are a separate class of limited liability company interests that, together with the common shares, will comprise all of the classes of equity interests of the Company. The Manager received the allocation shares with its initial capitalization of the Company. The allocation shares generally will entitle the Manager to receive a twenty percent (20%) profit allocation as a form of incentive designed to align the interests of the Manager with those of the Company's shareholders. Profit allocation has two components: an equity-based component and a distribution-based component. The equity-based component will be paid when the market for the Company's shares appreciates, subject to certain conditions and adjustments. The distribution-based component will be paid when the distributions the Company pays to shareholders exceed an annual hurdle rate of eight percent (8.0%), subject to certain conditions and adjustments. While the equity-based component and distribution-based component are interrelated in certain respects, each component may independently result in a payment of profit allocation if the relevant conditions to payment are satisfied.

The 1,000 allocation shares are issued and outstanding and held by the Manager, which is controlled by Mr. Roberts, the Company's chief executive officer and controlling shareholder.

Common Shares

The Company is authorized to issue 500,000,000 common shares as of June 30, 2020 and December 31, 2019. As of June 30, 2020 and December 31, 2019, the Company had 3,780,625 and 3,165,625 common shares issued and outstanding, respectively. The common shares entitle the holder thereof to one vote per share on all matters coming before the shareholders of the Company for a vote.

On April 5, 2019, the Company issued 50,000 common shares to Leonite pursuant to the securities purchase agreement (see Note 13).

On May 4, 2020, the Company issued 100,000 common shares to Leonite upon conversion of $100,000 of the outstanding balance of the secured convertible promissory note resulting is a loss on conversion of debt of $175,000 (see Note 13).

On May 28, 2020, the Company issued 415,000 common shares, having a fair value of $1,037,500, to the Seller in connection with the Asien's Acquisition (see Note 9).

On June 4, 2020, the Company issued 100,000 common shares to a service provider for services provided to the Company. The fair market value of the services amounted to $245,000.

Options

On May 11, 2020, the Company granted options to directors Paul A. Froning and Robert D. Barry to purchase 60,000 and 30,000 common shares, respectively, each at an exercise price of $2.50 per share.  The options vested immediately on the date of grant and terminate on May 11, 2025.

	Number of Options	Weighted Average Exercise Price	Weighted Average Contractual Term in Years
Outstanding at January 1, 2020	-	$-	-
Granted	90,000	$2.50	5.0
Exercised	-	-	-
Forfeited	-	-	-
Cancelled	-	-	-
Expired	-	-	-
Outstanding at June 30, 2020	90,000	$2.50	4.9
Exercisable at June 30, 2020	90,000	$2.50	4.9

As of June 30, 2020, vested outstanding stock options had no intrinsic value as the exercise price is greater than the estimated fair value of the underlying common stock.

The Company recognizes compensation expense for stock option awards on a straight-line basis over the applicable service period of the award. The service period is generally the vesting period. The following assumptions were used to calculate share-based compensation expense for the six months ended June 30, 2020:

Volatility	128.52%
Risk-free interest rate	0.36%
Dividend yield	0.0%
Expected term	5 years

Warrants

	Number	Weighted	Weighted	Intrinsic
	of	average	average	value
	Common Stock	exercise	life	of
	Warrants	price	(years)	Warrants
Outstanding, January 1, 2019	-	$-	-
Granted	200,000	1.25	5.00
Exercised	-	-	-
Canceled	-	-	-
Outstanding, December 31, 2019	200,000	1.25	4.26
Granted	200,000	1.25	5.00
Exercised	-	-	-
Canceled	-	-	-
Outstanding, June 30, 2020	400,000	$1.25	4.32	$808,000

Exercisable, June 30, 2020	400,000	$1.25	4.32	$808,000

On April 5, 2019, the Company issued a warrant to purchase 200,000 common shares to Leonite pursuant to the securities purchase agreement. On May 11, 2020, the Company issued another warrant to purchase 200,000 common shares to Leonite pursuant to an amendment to the securities purchase agreement. The warrants have a term of five years, an exercise price of $1.25 per share (subject to adjustment), and may be exercised on a cashless basis (see Note 13).

Accordingly, a portion of the proceeds was allocated to the warrant based on its relative fair value using the Black Scholes option-pricing model. The assumptions used in the Black-Scholes model are as follows: (i) dividend yield of 0%; (ii) expected volatility of 128.52%, (iii) weighted average risk-free interest rate of 0.36%, (iv) expected life of five years, and (v) estimated fair value of the common shares of $2.50 per share in the amount of $448,211 and recorded as part of the Loss on Extinguishment of Debt in the six months ended June 30, 2020.

The warrant also contains an ownership limitation. The Company shall not effect any exercise of the warrant, and Leonite shall not have the right to exercise any portion of the warrant, to the extent that after giving effect to issuance of common shares upon exercise the warrant, Leonite, together with its affiliates, and any other persons acting as a group together with Leonite or any of its affiliates, would beneficially own in excess of 4.99% of the number of common shares outstanding immediately after giving effect to the issuance of common shares issuable upon exercise of the warrant.  Upon no fewer than 61 days' prior notice to the Company, Leonite may increase or decrease such beneficial ownership limitation provisions and any such increase or decrease will not be effective until the 61st day after such notice is delivered to the Company.

On April 5, 2019, Goedeker, as borrower, and 1847 Goedeker entered into a loan and security agreement with Small Business Community Capital II, L.P. ("SBCC") for a term loan in the principal amount of $1,500,000, pursuant to which Goedeker issued to SBCC a term note in the principal amount of up to $1,500,000 and a ten-year warrant to purchase shares of the most senior capital stock of Goedeker equal to 5.0% of the outstanding equity securities of Goedeker on a fully-diluted basis for an aggregate price equal to $100. At June 30, 2020 and December 31, 2019 the warrants were valued at $2,250,000 and $122,344, respectively.

In connection with the amendment, (i) the Company issued to Leonite another five-year warrant to purchase 200,000 common shares at an exercise price of $1.25 per share (subject to adjustment), which may be exercised on a cashless basis and (ii) upon closing of the Asien's Acquisition, 1847 Asien issued to Leonite shares of common stock equal to a 5% interest in 1847 Asien. At June 30, 2020 the warrants were valued at $118,500.

Noncontrolling Interests

The Company owns 55.0% of 1847 Neese, 70% of 1847 Goedeker and 95% of 1847 Asien.  For financial interests in which the Company owns a controlling financial interest, the Company applies the provisions of ASC 810, which are applicable to reporting the equity and net income or loss attributable to noncontrolling interests. The results of 1847 Neese, 1847 Goedeker and 1847 Asien are included in the consolidated statement of income. The net loss attributable to the 45% non-controlling interest of 1847 Neese amount to $407,299 and $501,647 for the six months ended June 30, 2020 and 2019, respectively. The net loss attributable to the 30% non-controlling interest of 1847 Goedeker amounted to $1,590,584 for the six months ended June 30, 2020 and $195,822 for the period from April 5, 2019 (acquisition) to June 30, 2019. The net loss attributable to the 5% non-controlling interest of 1847 Asien amounted to $9,439 for the period from May 29, 2020 to June 30, 2020.

NOTE 17—SHAREHOLDERS' DEFICIT

Allocation Shares

As of and December 31, 2019 and 2018, the Company had authorized and outstanding 1,000 allocation shares. These allocation shares do not entitle the holder thereof to vote on any matter relating to the Company other than in connection with amendments to the Company's operating agreement and in connection with certain other corporate transactions as specified in the operating agreement.

The Manager owns 100% of the allocation shares of the Company, which are a separate class of limited liability company interests that, together with the common shares, will comprise all of the classes of equity interests of the Company. The Manager received the allocation shares with its initial capitalization of the Company. The allocation shares generally will entitle the Manager to receive a twenty percent (20%) profit allocation as a form of incentive designed to align the interests of the Manager with those of the Company's shareholders. Profit allocation has two components: an equity-based component and a distribution-based component. The equity-based component will be paid when the market for the Company's shares appreciates, subject to certain conditions and adjustments. The distribution-based component will be paid when the distributions the Company pays to shareholders exceed an annual hurdle rate of eight percent (8.0%), subject to certain conditions and adjustments. While the equity-based component and distribution-based component are interrelated in certain respects, each component may independently result in a payment of profit allocation if the relevant conditions to payment are satisfied.

The 1,000 allocation shares are issued and outstanding and held by the Manager, which is controlled by Mr. Roberts, the Company's chief executive officer and controlling shareholder.

Common Shares

The Company is authorized to issue 500,000,000 common shares as of December 31, 2019 and 2018. As of December 31, 2019 and 2018, the Company had 3,165,625 and 3,115,625 common shares issued and outstanding, respectively. The common shares entitle the holder thereof to one vote per share on all matters coming before the shareholders of the Company for a vote.

On January 22, 2018, the Company completed a 1-for-5 reverse split of its outstanding common shares. As a result of this stock split, the issued and outstanding common shares decreased from 3,115,500 to 623,125 shares.

On May 10, 2018, the Company completed a 5-for-1 forward stock split of its outstanding common shares by way of a share dividend. As a result of this stock split, the issued and outstanding common shares increased from 623,125 to 3,115,625 shares.

All share and per share information has been restated to retroactively show the effect of these stock splits.

On April 5, 2019, the Company, issued 50,000 common shares to Leonite pursuant to the securities purchase agreement (see Note 13).

Except in connection with the share dividend on May 10, 2018 and issuance on April 5, 2019, the Company did not issue any equity securities in the years ended December 31, 2019 and 2018.

Warrants

On April 5, 2019, the Company issued a warrant to purchase 200,000 common shares to Leonite pursuant to the securities purchase agreement (see Note 13). The warrant has a term of five years, an exercise price of $1.25 per share (subject to adjustment), and may be exercised on a cashless basis.

Accordingly, a portion of the proceeds was allocated to the warrant based on its relative fair value using the Black Scholes option-pricing model. The assumptions used in the Black-Scholes model are as follows: (i) dividend yield of 0%; (ii) expected volatility of 140.3%, (iii) weighted average risk-free interest rate of 2.31%, (iv) expected life of five years, and (v) estimated fair value of the common shares of $2.75 per share in the amount of $292,673. The Company amortized $ 215,906 of debt discount in the year ended December 31, 2019 and the unamortized balance at year end is $76,767.

The warrant also contains an ownership limitation. The Company shall not effect any exercise of the warrant, and Leonite shall not have the right to exercise any portion of the warrant, to the extent that after giving effect to issuance of common shares upon exercise the warrant, Leonite, together with its affiliates, and any other persons acting as a group together with Leonite or any of its affiliates, would beneficially own in excess of 4.99% of the number of common shares outstanding immediately after giving effect to the issuance of common shares issuable upon exercise of the warrant.  Upon no fewer than 61 days' prior notice to the Company, Leonite may increase or decrease such beneficial ownership limitation provisions and any such increase or decrease will not be effective until the 61st day after such notice is delivered to the Company.

Noncontrolling Interests

The Company owns 55.0% of 1847 Neese and 70% of 1847 Goedeker.  For financial interests in which the Company owns a controlling financial interest, the Company applies the provisions of ASC 810, which are applicable to reporting the equity and net income or loss attributable to noncontrolling interests. The results of 1847 Neese and 1847 Goedeker are included in the consolidated statement of income. The net loss attributable to the 45% non-controlling interest of 1847 Neese amounted to $456,419 and $546,513 for the years ended December 31, 2019 and 2018, respectively. The net loss attributable to the 30% non-controlling interest of 1847 Goedeker amounted to $863,610 for the period from April 5, 2019 (acquisition) to December 31, 2019.